FINANCING (Details Narrative) - USD ($)							3 Months Ended		9 Months Ended				12 Months Ended
	Oct. 17, 2024	May 08, 2024	Mar. 28, 2024	Mar. 22, 2024	May 18, 2023	Oct. 14, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Oct. 24, 2024	Aug. 30, 2023	Jun. 16, 2020
Line of Credit Facility [Line Items]
Credit agreement term					12 months
Amortization of deferred financing costs													$ 47,000	$ 45,000
Interest expenses										28,000		$ 19,000	33,000	0
Amount outstanding for Agile Capital Funding,LLC							$ 303,000		$ 303,000
Amortization expense										215,000		18,000	39,000	0
Credit and Security Agreements [Member]
Line of Credit Facility [Line Items]
Interest expenses													$ 400,000	$ 500,000
Amortization expense										$ 0		$ 8,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Initial amount borrowed															$ 2,352,941
Effective Interest rate															15.00%
Agile Capilal Fundingllc [Member]
Line of Credit Facility [Line Items]
Initial amount borrowed				$ 315,000
Net proceeds from short term debt				300,000
Stipulated periodic payment of short term debt				16,200
Total short term debt to be repaid				$ 453,600
Effective Interest rate				15.00%
Amount outstanding for Agile Capital Funding,LLC							146,500		146,500
Cedar Advancellc [Member]
Line of Credit Facility [Line Items]
Initial amount borrowed		$ 215,000
Net proceeds from short term debt		204,250
Stipulated periodic payment of short term debt		11,133
Total short term debt to be repaid		$ 311,750
Effective Interest rate		18.00%
Amount outstanding for Agile Capital Funding,LLC							156,920		156,920
Semi Cab Investor [Member]
Line of Credit Facility [Line Items]
Initial amount borrowed				$ 50,000
Effective Interest rate				10.00%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount			$ 2,000,000			$ 15,000,000	0		0
The Prime Rate			2.50%
Interest expense							24,000		66,000
Credit agreement term			2 years
Revolving credit facility terminated date			Nov. 28, 2026			Nov. 17, 2023
Percentage of exit fee			2.00%
Exit fee payable on termination of contract	$ 40,000
Costs associated with line of credit						$ 254,000
Amortization of deferred financing costs								$ 21,000			$ 63,000
Base rates of loan description						(a) the Prime Rate plus 0.50% or (b) the Secured Overnight Financing Rate (“SOFR”) 30-day term rate plus 3%, subject to a minimum of 0.050% in either case.
Interest expenses								$ 19,000			$ 59,000
Revolving Credit Facility [Member] | Two Year Credit and Security Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount																	$ 2,500,000
Revolving Credit Facility [Member] | Two-Year Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount																	$ 10,000,000
Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount			$ 2,000,000
Credit agreement term			2 years
Revolving credit facility terminated date			Nov. 28, 2026
Percentage of exit fee			2.00%
The Prime Rate			2.50%
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
The Prime Rate			10.00%
Revolving Credit Facility [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Due from Oxford Bank							$ 22,000		$ 22,000
Revolving Loan Amendment [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount						$ 5,000,000										$ 2,000,000